Short-Term Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term Debt [Line Items]
Short term bank borrowings outstanding	¥ 0	$ 0	¥ 9,000
Beijing Bang Li De Network Technology Co., Ltd [Member]
Short-term Debt [Line Items]
Short term bank borrowings outstanding			¥ 9,000